SCHEDULE OF OPERATING COSTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Salary and employee benefit expenses	$ 429,924	$ 191,981	$ 41,988
Professional and consulting service fees	767,229	365,774	5,172
Marketing and promotional expenses	188,338	167,803	159,852
License costs	55,000	50,000	60,000
Website and facility maintenance expenses	292,579	185,757	43,936
Depreciation and amortization	106,267	2,568	1,948
Utility and office expenses	144,735	19,185	3,213
Business travel and entertainment expenses	67,836	6,003	25
Others	191,842	37,268	27,892
Total operating costs	$ 2,243,750	$ 1,026,339	$ 344,026